Segment reporting (Details) - Schedule of evaluates segmental performance - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Europe [Member]
Segment reporting (Details) - Schedule of evaluates segmental performance [Line Items]
External revenues	€ 25,699	€ 33,035	€ 47,370
Inter-segment revenues	19,924	2,206
Total revenue	45,623	35,241	47,370
Earnings before interest taxation depreciation and amortization (EBITDA)	(20,711)	(14,467)	(6,549)
Depreciation and amortization	(4,312)	(3,485)	(1,641)
Operating result (EBIT)	(25,023)	(17,952)	(8,190)
Financial income	19,922	47
Finance costs	(424)	(2,835)	(2,135)
Listing fee		(65,796)
Financial result	19,498	(68,583)	(2,135)
Profit before tax	(5,525)	(86,535)	(10,325)
Income tax expenses	(3,060)	(413)	45
Profit for the year	(8,584)	(86,948)	(10,280)
North America [Member]
Segment reporting (Details) - Schedule of evaluates segmental performance [Line Items]
External revenues	731
Inter-segment revenues
Total revenue	731
Earnings before interest taxation depreciation and amortization (EBITDA)	(8,219)	(774)
Depreciation and amortization	(25)
Operating result (EBIT)	(8,245)	(774)
Financial income
Finance costs	(3)
Listing fee
Financial result	(3)
Profit before tax	(8,248)	(774)
Income tax expenses
Profit for the year	(8,248)	(774)
Total Reportable Segments [Member]
Segment reporting (Details) - Schedule of evaluates segmental performance [Line Items]
External revenues	26,430	33,035	47,370
Inter-segment revenues	19,924	2,206
Total revenue	46,354	35,241	47,370
Earnings before interest taxation depreciation and amortization (EBITDA)	(28,931)	(15,241)	(6,549)
Depreciation and amortization	(4,337)	(3,485)	(1,641)
Operating result (EBIT)	(33,268)	(18,725)	(8,190)
Financial income	19,922	47
Finance costs	(427)	(2,835)	(2,135)
Listing fee		(65,796)
Financial result	19,495	(68,583)	(2,135)
Profit before tax	(13,772)	(87,309)	(10,325)
Income tax expenses	(3,060)	(413)	45
Profit for the year	(16,832)	(87,722)	(10,280)
Eliminations [Member]
Segment reporting (Details) - Schedule of evaluates segmental performance [Line Items]
External revenues
Inter-segment revenues	(19,924)	2,206
Total revenue	(19,924)	2,206
Earnings before interest taxation depreciation and amortization (EBITDA)	(3,156)	82
Depreciation and amortization
Operating result (EBIT)	(3,156)	82
Financial income	593
Finance costs
Listing fee
Financial result	593
Profit before tax	(2,562)	82
Income tax expenses	488
Profit for the year	(2,075)	82
Total Group [Member]
Segment reporting (Details) - Schedule of evaluates segmental performance [Line Items]
External revenues	26,430	33,035	47,370
Inter-segment revenues
Total revenue	26,430	33,035	47,370
Earnings before interest taxation depreciation and amortization (EBITDA)	(32,086)	(15,159)	(6,549)
Depreciation and amortization	(4,337)	(3,485)	(1,641)
Operating result (EBIT)	(36,423)	(18,643)	(8,190)
Financial income	20,515	47
Finance costs	(427)	(2,835)	(2,135)
Listing fee		(65,796)
Financial result	20,089	(68,583)	(2,135)
Profit before tax	(16,335)	(87,227)	(10,325)
Income tax expenses	(2,572)	(413)	45
Profit for the year	€ (18,906)	€ (87,640)	€ (10,280)